CONSOLIDATED BALANCE SHEETS [Parenthetical] - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Accumulated amortization	$ 50,302,198	$ 42,105,966
Accumulated depreciation	$ 149,932	$ 108,913
Preferred Stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,150,000	1,150,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	61,477,314	60,452,314
Common Stock, Shares, Outstanding	61,477,314	60,452,314